Financial Assets and Liabilities - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Jul. 01, 2019	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	$ 34,536		$ 50,426	$ 55,143	$ 37,763
Trade & other receivables	17,857		4,060
Financial assets at fair value through other comprehensive income	1,952		2,317
Other non-current assets	3,299		3,324
Financial assets, Total	57,644		60,127
Trade and other payables	12,740		13,060
Borrowings	83,732		81,286
Lease liabilities	5,440	$ 5,775	7,460
Contingent considerations	47,528		47,534
Financial liabilities, Total	149,440		141,880
Liabilities at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade and other payables	12,740		13,060
Borrowings	83,732		81,286
Lease liabilities	5,440
Financial liabilities, Total	101,912		94,346
Liabilities at FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Contingent considerations	47,528		47,534
Financial liabilities, Total	47,528		47,534
Assets at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	34,536		50,426
Trade & other receivables	17,857		4,060
Other non-current assets	3,299		3,324
Financial assets, Total	55,692		57,810
Assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	1,952		2,317
Financial assets, Total	$ 1,952		$ 2,317